Non-current assets - Schedule of non-current assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 33,882	€ 34,073	€ 33,321
Other assets	8,856	10,082	8,595
Total	3,014	3,453	4,089
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	2,991	3,435	4,089
Other assets	23	18	0
Total	3,014	3,453	4,089
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	2,773	3,101	3,651
Other tangible assets held for sale	218	334	438
Non-current assets held for sale | Foreclosed assets | Spain
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 2,138	€ 2,596	€ 3,120